497(e)
                                                                       333-81393

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R) EXPRESS(SM)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1. PORTFOLIO NAME CHANGES

   Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

   -----------------------------------------------------------------------------
   Existing Portfolio Name                       New Portfolio Name
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Intermediate             EQ/Intermediate Government
     Government Securities                         Bond Index
   -----------------------------------------------------------------------------
   EQ/JPMorgan Core Bond                         EQ/Core Bond Index
   -----------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

   ----------------------------------
   AXA Premier VIP Trust
   ----------------------------------
   MULTIMANAGER AGGRESSIVE EQUITY
   ----------------------------------
   MULTIMANAGER CORE BOND
   ----------------------------------
   MULTIMANAGER HEALTH CARE
   ----------------------------------
   MULTIMANAGER HIGH YIELD
   ----------------------------------
   MULTIMANAGER INTERNATIONAL EQUITY
   ----------------------------------
   MULTIMANAGER LARGE CAP CORE EQUITY
   ----------------------------------
   MULTIMANAGER LARGE CAP GROWTH
   ----------------------------------
   MULTIMANAGER LARGE CAP VALUE
   ----------------------------------
   MULTIMANAGER MID CAP GROWTH
   ----------------------------------
   MULTIMANAGER MID CAP VALUE
   ----------------------------------
   MULTIMANAGER SMALL CAP GROWTH
   ----------------------------------
   MULTIMANAGER SMALL CAP VALUE
   ----------------------------------
   MULTIMANAGER TECHNOLOGY
   ----------------------------------

3. AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

   The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the

Series 700 NB/IF (AR)                                                   x02445
Form # 888-542 (1/09)                                            142043 (1/09)

   Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

   The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

4. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

   --------------------------------------------------------------------------------------------------------------------------------
                                                                              Acquired                                   Net Total
                                                                             Fund Fees     Total Annual   Fee Waivers      Annual
                                                                                and          Expenses       and/or        Expenses
                                                                              Expenses       (Before        Expense        (After
                                         Management    12b-1      Other     (Underlying      Expense      Reimburse-      Expense
   Portfolio Name                           Fees        Fees    Expenses    Portfolios)    Limitations)      ments      Limitations)
   --------------------------------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust5%
   --------------------------------------------------------------------------------------------------------------------------------
   AXA Aggressive Allocation                0.10%       0.25%     0.17%         0.92%         1.44%         (0.19)%        1.25%
   AXA Conservative Allocation              0.10%       0.25%     0.21%         0.69%         1.25%         (0.25)%        1.00%
   AXA Conservative-Plus Allocation         0.10%       0.25%     0.19%         0.76%         1.30%         (0.20)%        1.10%
   AXA Moderate Allocation                  0.10%       0.25%     0.17%         0.82%         1.34%         (0.19)%        1.15%
   AXA Moderate-Plus Allocation             0.10%       0.25%     0.17%         0.86%         1.38%         (0.18)%        1.20%
   Multimanager Aggressive Equity           0.59%       0.25%     0.16%           --          1.00%            --          1.00%
   Multimanager Core Bond                   0.53%       0.25%     0.18%           --          0.96%          0.00%         0.96%
   Multimanager Health Care                 0.95%       0.25%     0.22%           --          1.42%          0.00%         1.42%
   Multimanager High Yield                  0.53%       0.25%     0.18%           --          0.96%            --          0.96%
   Multimanager International Equity        0.82%       0.25%     0.21%           --          1.28%          0.00%         1.28%
   Multimanager Large Cap Core Equity       0.69%       0.25%     0.21%           --          1.15%          0.00%         1.15%
   Multimanager Large Cap Growth            0.75%       0.25%     0.24%           --          1.24%          0.00%         1.24%
   Multimanager Large Cap Value             0.72%       0.25%     0.20%           --          1.17%          0.00%         1.17%
   Multimanager Mid Cap Growth              0.80%       0.25%     0.20%           --          1.25%          0.00%         1.25%
   Multimanager Mid Cap Value               0.80%       0.25%     0.19%           --          1.24%          0.00%         1.24%
   Multimanager Small Cap Growth            0.85%       0.25%     0.24%           --          1.34%          0.00%         1.34%
   Multimanager Small Cap Value             0.85%       0.25%     0.19%           --          1.29%          0.00%         1.29%
   Multimanager Technology                  0.95%       0.25%     0.22%         0.01%         1.43%          0.00%         1.43%
   --------------------------------------------------------------------------------------------------------------------------------
   EQ Advisors Trust
   --------------------------------------------------------------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index    0.35%       0.25%     0.14%           --          0.74%            --          0.74%
   EQ/Core Bond Index                       0.35%       0.25%     0.11%           --          0.71%            --          0.71%
   --------------------------------------------------------------------------------------------------------------------------------

5. REVISED "EXAMPLE"

   The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)

   ---------------------------------------------------------------------------------------------------------------------------
                                                                                      If you annuitize at the end of the
                                                                                       applicable time period and select
                                                                                     a non-life contingent period certain
                                         If you surrender your contract at the           annuity option with less than
                                           end of the applicable time period                       ten years
   ---------------------------------------------------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
   ---------------------------------------------------------------------------------------------------------------------------
   AXA PREMIER VIP TRUST:
   ---------------------------------------------------------------------------------------------------------------------------
   AXA Aggressive Allocation            $1,004     $1,581     $2,167     $3,887       N/A      $1,581     $2,167     $3,887
   AXA Conservative Allocation          $  986     $1,525     $2,075     $3,709       N/A      $1,525     $2,075     $3,709
   AXA Conservative-Plus Allocation     $  990     $1,539     $2,099     $3,756       N/A      $1,539     $2,099     $3,756
   AXA Moderate Allocation              $  994     $1,551     $2,119     $3,793       N/A      $1,551     $2,119     $3,793
   AXA Moderate-Plus Allocation         $  998     $1,563     $2,138     $3,831       N/A      $1,563     $2,138     $3,831
   ---------------------------------------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------------
                                        If you do not surrender your contract
                                             at the end of the applicable
                                                     time period
   ------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years
   ------------------------------------------------------------------------------
   AXA PREMIER VIP TRUST:
   ------------------------------------------------------------------------------
   AXA Aggressive Allocation             $366     $1,112     $1,879     $3,887
   AXA Conservative Allocation           $346     $1,054     $1,783     $3,709
   AXA Conservative-Plus Allocation      $351     $1,069     $1,809     $3,756
   AXA Moderate Allocation               $355     $1,081     $1,829     $3,793
   AXA Moderate-Plus Allocation          $359     $1,094     $1,849     $3,831
   ------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------------------------------------
                                                                                          If you annuitize at the end of the
                                                                                           applicable time period and select
                                                                                         a non-life contingent period certain
                                             If you surrender your contract at the           annuity option with less than
                                               end of the applicable time period                       ten years
  --------------------------------------------------------------------------------------------------------------------------------
                                            1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
  --------------------------------------------------------------------------------------------------------------------------------
  Multimanager Aggressive Equity            $  961     $1,452     $1,953     $3,470       N/A      $1,452     $1,953     $3,470
  Multimanager Core Bond                    $  957     $1,439     $1,932     $3,429       N/A      $1,439     $1,932     $3,429
  Multimanager Health Care                  $1,002     $1,575     $2,158     $3,868       N/A      $1,575     $2,158     $3,868
  Multimanager High Yield                   $  957     $1,440     $1,933     $3,431       N/A      $1,440     $1,933     $3,431
  Multimanager International Equity         $  989     $1,534     $2,090     $3,737       N/A      $1,534     $2,090     $3,737
  Multimanager Large Cap Core Equity        $  976     $1,495     $2,026     $3,613       N/A      $1,495     $2,026     $3,613
  Multimanager Large Cap Growth             $  985     $1,522     $2,070     $3,699       N/A      $1,522     $2,070     $3,699
  Multimanager Large Cap Value              $  978     $1,502     $2,037     $3,634       N/A      $1,502     $2,037     $3,634
  Multimanager Mid Cap Growth               $  986     $1,525     $2,075     $3,709       N/A      $1,525     $2,075     $3,709
  Multimanager Mid Cap Value                $  985     $1,522     $2,070     $3,699       N/A      $1,522     $2,070     $3,699
  Multimanager Small Cap Growth             $  994     $1,551     $2,119     $3,793       N/A      $1,551     $2,119     $3,793
  Multimanager Small Cap Value              $  989     $1,537     $2,094     $3,746       N/A      $1,537     $2,094     $3,746
  Multimanager Technology                   $1,003     $1,578     $2,162     $3,878       N/A      $1,578     $2,162     $3,878
  --------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
  --------------------------------------------------------------------------------------------------------------------------------
  EQ/Core Bond Index                        $  932     $1,365     $1,808     $3,182       N/A      $1,365     $1,808     $3,182
  EQ/Intermediate Government Bond Index     $  935     $1,372     $1,820     $3,207       N/A      $1,372     $1,820     $3,207
  --------------------------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------
                                            If you do not surrender your contract
                                                 at the end of the applicable
                                                         time period
  -----------------------------------------------------------------------------------
                                            1 year    3 years    5 years    10 years
  -----------------------------------------------------------------------------------
  Multimanager Aggressive Equity             $320      $  977     $1,658     $3,470
  Multimanager Core Bond                     $315      $  964     $1,636     $3,429
  Multimanager Health Care                   $364      $1,106     $1,869     $3,868
  Multimanager High Yield                    $316      $  964     $1,637     $3,431
  Multimanager International Equity          $349      $1,063     $1,799     $3,737
  Multimanager Large Cap Core Equity         $335      $1,023     $1,733     $3,613
  Multimanager Large Cap Growth              $345      $1,051     $1,778     $3,699
  Multimanager Large Cap Value               $338      $1,030     $1,744     $3,634
  Multimanager Mid Cap Growth                $346      $1,054     $1,783     $3,709
  Multimanager Mid Cap Value                 $345      $1,051     $1,778     $3,699
  Multimanager Small Cap Growth              $355      $1,081     $1,829     $3,793
  Multimanager Small Cap Value               $350      $1,066     $1,804     $3,746
  Multimanager Technology                    $365      $1,109     $1,874     $3,878
  -----------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
  -----------------------------------------------------------------------------------
  EQ/Core Bond Index                         $289      $  886     $1,508     $3,182
  EQ/Intermediate Government Bond Index      $292      $  894     $1,521     $3,207
  -----------------------------------------------------------------------------------

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

 EQUI-VEST(R) Express(SM) is issued by and is a registered service mark of AXA
                        Equitable Life Insurance Company.

  Co-distributed by affiliates AXA Advisors, LLC and/or AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R) EXPRESS(SM)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name              New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate    EQ/Intermediate Government Bond Index
      Government Securities
    ----------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                EQ/Core Bond Index
    ----------------------------------------------------------------------------

2.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    --------------------------------------
    AXA Premier VIP Trust
    --------------------------------------
    MULTIMANAGER AGGRESSIVE EQUITY
    --------------------------------------
    MULTIMANAGER CORE BOND
    --------------------------------------
    MULTIMANAGER HEALTH CARE
    --------------------------------------
    MULTIMANAGER HIGH YIELD
    --------------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    --------------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    --------------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    --------------------------------------
    MULTIMANAGER LARGE CAP VALUE
    --------------------------------------
    MULTIMANAGER MID CAP GROWTH
    --------------------------------------
    MULTIMANAGER MID CAP VALUE
    --------------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    --------------------------------------
    MULTIMANAGER SMALL CAP VALUE
    --------------------------------------
    MULTIMANAGER TECHNOLOGY
    --------------------------------------

3.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the


Series 701 NB/IF (AR)                                                   x02446
Form # 888-543 (1/09)                                            142044 (1/09)

    Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.


4.  FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.


    ---------------------------------------------------------------------------
                                        Management      12b-1     Other
    Portfolio Name                         Fees           Fees    Expenses
    ---------------------------------------------------------------------------
    AXA Premier VIP Trust
    ---------------------------------------------------------------------------
    AXA Aggressive Allocation             0.10%         0.25%     0.17%
    AXA Conservative Allocation           0.10%         0.25%     0.21%
    AXA Conservative-Plus Allocation      0.10%         0.25%     0.19%
    AXA Moderate Allocation               0.10%         0.25%     0.17%
    AXA Moderate-Plus Allocation          0.10%         0.25%     0.17%
    Multimanager Aggressive Equity        0.59%         0.25%     0.16%
    Multimanager Core Bond                0.53%         0.25%     0.18%
    Multimanager Health Care              0.95%         0.25%     0.22%
    Multimanager High Yield               0.53%         0.25%     0.18%
    Multimanager International Equity     0.82%         0.25%     0.21%
    Multimanager Large Cap Core Equity    0.69%         0.25%     0.21%
    Multimanager Large Cap Growth         0.75%         0.25%     0.24%
    Multimanager Large Cap Value          0.72%         0.25%     0.20%
    Multimanager Mid Cap Growth           0.80%         0.25%     0.20%
    Multimanager Mid Cap Value            0.80%         0.25%     0.19%
    Multimanager Small Cap Growth         0.85%         0.25%     0.24%
    Multimanager Small Cap Value          0.85%         0.25%     0.19%
    Multimanager Technology               0.95%         0.25%     0.22%
    EQ Advisors Trust
    ---------------------------------------------------------------------------
    EQ/Intermediate Government            0.35%         0.25%     0.14%
      Bond Index
    EQ/Core Bond Index                    0.35%         0.25%     0.11%


                                        Acquired                                     Net Total
                                       Fund Fees     Total Annual    Fee Waivers      Annual
                                          and          Expenses        and/or        Expenses
                                        Expenses       (Before         Expense        (After
                                      (Underlying      Expense       Reimburse-      Expense
     Portfolio Name                   Portfolios)    Limitations)       ments      Limitations)
      AXA Premier VIP Trust
    -------------------------------------------------------------------------------------------
    AXA Aggressive Allocation            0.92%         1.44%           (0.19)%        1.25%
    AXA Conservative Allocation          0.69%         1.25%           (0.25)%        1.00%
    AXA Conservative-Plus Allocation     0.76%         1.30%           (0.20)%        1.10%
    AXA Moderate Allocation              0.82%         1.34%           (0.19)%        1.15%
    AXA Moderate-Plus Allocation         0.86%         1.38%           (0.18)%        1.20%
    Multimanager Aggressive Equity         --          1.00%              --          1.00%
    Multimanager Core Bond                 --          0.96%            0.00%         0.96%
    Multimanager Health Care               --          1.42%            0.00%         1.42%
    Multimanager High Yield                --          0.96%              --          0.96%
    Multimanager International Equity      --          1.28%            0.00%         1.28%
    Multimanager Large Cap Core Equity     --          1.15%            0.00%         1.15%
    Multimanager Large Cap Growth          --          1.24%            0.00%         1.24%
    Multimanager Large Cap Value           --          1.17%            0.00%         1.17%
    Multimanager Mid Cap Growth            --          1.25%            0.00%         1.25%
    Multimanager Mid Cap Value             --          1.24%            0.00%         1.24%
    Multimanager Small Cap Growth          --          1.34%            0.00%         1.34%
    Multimanager Small Cap Value           --          1.29%            0.00%         1.29%
    Multimanager Technology              0.01%         1.43%            0.00%         1.43%
    EQ Advisors Trust
    -------------------------------------------------------------------------------------------
    EQ/Intermediate Government Bond Index  --          0.74%              --          0.74%
    EQ/Core Bond Index                     --          0.71%              --          0.71%

5.  REVISED "EXAMPLE"

    The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)

    -----------------------------------------------------------------------------------------------------------------------------
                                                                                     If you annuitize at the end of the
                                                                                      applicable time period and select
                                                                                    a non-life contingent period certain
                                        If you surrender your contract at the           annuity option with less than
                                          end of the applicable time period                       ten years
    -----------------------------------------------------------------------------------------------------------------------------
                                         1 year   3 years    5 years    10 years    1 year    3 years    5 years    10 years
    -----------------------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    -----------------------------------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation             $919     $1,323     $1,735      $3,040     N/A       $1,323     $1,735      $3,040
    AXA Conservative Allocation           $900     $1,266     $1,636      $2,845     N/A       $1,266     $1,636      $2,845
    AXA Conservative-Plus Allocation      $905     $1,281     $1,663      $2,897     N/A       $1,281     $1,663      $2,897
    AXA Moderate Allocation               $909     $1,293     $1,683      $2,938     N/A       $1,293     $1,683      $2,938
    AXA Moderate-Plus Allocation          $913     $1,305     $1,704      $2,979     N/A       $1,305     $1,704      $2,979
    -----------------------------------------------------------------------------------------------------------------------------



    --------------------------------------------------------------------------------
                                       If you do not surrender your contract
                                            at the end of the applicable
                                                    time period
    --------------------------------------------------------------------------------
                                       1 year    3 years    5 years    10 years
    --------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    --------------------------------------------------------------------------------
    AXA Aggressive Allocation             $274      $842      $1,435     $3,040
    AXA Conservative Allocation           $254      $782      $1,336     $2,845
    AXA Conservative-Plus Allocation      $260      $798      $1,363     $2,897
    AXA Moderate Allocation               $264      $811      $1,383     $2,938
    AXA Moderate-Plus Allocation          $268      $823      $1,404     $2,979
    --------------------------------------------------------------------------------


    --------------------------------------------------------------------------------------------------------------------------------
                                                                                          If you annuitize at the end of the
                                                                                           applicable time period and select
                                                                                         a non-life contingent period certain
                                             If you surrender your contract at the           annuity option with less than
                                               end of the applicable time period                       ten years
    --------------------------------------------------------------------------------------------------------------------------------
                                             1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
    --------------------------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    --------------------------------------------------------------------------------------------------------------------------------
    Multimanager Aggressive Equity             $876     $1,192     $1,506      $2,585     N/A       $1,192     $1,506      $2,585
    Multimanager Core Bond                     $871     $1,179     $1,484      $2,540     N/A       $1,179     $1,484      $2,540
    Multimanager Health Care                   $917     $1,317     $1,725      $3,020     N/A       $1,317     $1,725      $3,020
    Multimanager High Yield                    $872     $1,180     $1,485      $2,543     N/A       $1,180     $1,485      $2,543
    Multimanager International Equity          $903     $1,275     $1,652      $2,876     N/A       $1,275     $1,652      $2,876
    Multimanager Large Cap Core Equity         $890     $1,236     $1,584      $2,741     N/A       $1,236     $1,584      $2,741
    Multimanager Large Cap Growth              $899     $1,263     $1,631      $2,835     N/A       $1,263     $1,631      $2,835
    Multimanager Large Cap Value               $892     $1,243     $1,596      $2,764     N/A       $1,243     $1,596      $2,764
    Multimanager Mid Cap Growth                $900     $1,266     $1,636      $2,845     N/A       $1,266     $1,636      $2,845
    Multimanager Mid Cap Value                 $899     $1,263     $1,631      $2,835     N/A       $1,263     $1,631      $2,835
    Multimanager Small Cap Growth              $909     $1,293     $1,683      $2,938     N/A       $1,293     $1,683      $2,938
    Multimanager Small Cap Value               $904     $1,278     $1,657      $2,887     N/A       $1,278     $1,657      $2,887
    Multimanager Technology                    $918     $1,320     $1,730      $3,030     N/A       $1,320     $1,730      $3,030
    --------------------------------------------------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    --------------------------------------------------------------------------------------------------------------------------------
    EQ/Core Bond Index                         $847     $1,104     $1,351      $2,270     N/A       $1,104     $1,351      $2,270
    EQ/Intermediate Government Bond Index      $849     $1,111     $1,364      $2,298     N/A       $1,111     $1,364      $2,298




    -----------------------------------------------------------------------------------
                                            If you do not surrender your contract
                                                 at the end of the applicable
                                                         time period
    -----------------------------------------------------------------------------------
                                             1 year    3 years    5 years    10 years
    -----------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    -----------------------------------------------------------------------------------
    Multimanager Aggressive Equity             $228      $704      $1,206     $2,585
    Multimanager Core Bond                     $224      $691      $1,184     $2,540
    Multimanager Health Care                   $272      $836      $1,425     $3,020
    Multimanager High Yield                    $224      $692      $1,185     $2,543
    Multimanager International Equity          $258      $792      $1,352     $2,876
    Multimanager Large Cap Core Equity         $244      $751      $1,284     $2,741
    Multimanager Large Cap Growth              $253      $779      $1,331     $2,835
    Multimanager Large Cap Value               $246      $758      $1,296     $2,764
    Multimanager Mid Cap Growth                $254      $782      $1,336     $2,845
    Multimanager Mid Cap Value                 $253      $779      $1,331     $2,835
    Multimanager Small Cap Growth              $264      $811      $1,383     $2,938
    Multimanager Small Cap Value               $259      $795      $1,357     $2,887
    Multimanager Technology                    $273      $839      $1,430     $3,030
    -----------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    -----------------------------------------------------------------------------------
    EQ/Core Bond Index                         $198      $612      $1,051     $2,270
    EQ/Intermediate Government Bond Index      $200      $620      $1,064     $2,298







   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

EQUI-VEST(R) Express(SM) is issued by and is a registered service mark of AXA
                       Equitable Life Insurance Company.

                      AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

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